Taxes - Schedule of Relationship Between Tax Expense and Accounting Profit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Loss before tax	$ (104,184,043)	$ (146,207,433)	$ (32,880,906)
Effect of unused losses	89,628,546	124,136,838	18,855,555
ECL provision	229,940	1,096,696	510,153
Accounting depreciation	92,920	30,517	19,412
Tax depreciation	(101,812)	(25,665)	(529,565)
Taxable losses	$ (14,334,449)	$ (20,969,047)	$ (14,025,351)
Tax rate	22.50%	22.50%	22.50%
Income tax benefit	$ (3,225,251)	$ (4,718,036)	$ (3,155,704)